Commitments and contingencies (Schedule of Future Minimum Payments Under Operating Leases) (Details)	Jun. 30, 2017 USD ($)
Operating lease commitments
July 1, 2017 - June 30, 2018	$ 5,687,477
July 1, 2018 - June 30, 2019	3,699,424
July 1, 2019 - June 30, 2020	648,034
July 1, 2020 - June 30, 2021	448,408
July 1, 2021 and thereafter	1,101,269
Total	$ 11,584,612